Equity - Schedule of Composition of Share Capital (Details) - shares		Dec. 31, 2025	Dec. 31, 2024
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1]	1,000,000,000	181,032,962	[2]
Number of shares, Issued and outstanding	[1]	82,851,422	75,476,190	[2]
Common Shares [Member]
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1],[2]		118,974,950
Number of shares, Issued and outstanding	[1],[2]		23,158,669
Preferred A Shares [Member]
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1],[2]		6,628,780
Number of shares, Issued and outstanding	[1],[2]		5,179,092
Preferred B Shares [Member]
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1],[2]		11,183,870
Number of shares, Issued and outstanding	[1],[2]		9,596,431
Preferred C Shares [Member]
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1],[2]		6,993,630
Number of shares, Issued and outstanding	[1],[2]		6,757,394
Preferred C-2 Shares [Member]
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1],[2]		6,841,704
Number of shares, Issued and outstanding	[1],[2]		6,761,964
Preferred D Shares [Member]
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1],[2]		9,181,876
Number of shares, Issued and outstanding	[1],[2]		7,938,352
Preferred E Shares [Member]
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1],[2]		14,594,856
Number of shares, Issued and outstanding	[1],[2]		9,729,992
Preferred F Shares [Member]
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1],[2]		6,633,296
Number of shares, Issued and outstanding	[1],[2]		6,354,296
Common A Shares [Member]
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1],[3],[4]	850,000,000
Number of shares, Issued and outstanding	[1],[3],[4]	68,647,904
Common B Shares [Member]
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1],[3],[4]	75,000,000
Number of shares, Issued and outstanding	[1],[3],[4]	14,203,518
Preferred Shares [Member]
Schedule of Composition of Share Capital [Line Items]
Number of shares, Authorized	[1],[5]	75,000,000
Number of shares, Issued and outstanding	[1],[5]

[1]	Numbers of shares have been retroactively adjusted to reflect the Recapitalization, as detailed below.
[2]	Common shares and Preferred A, B, C, C-2, D, E and F: Immediately prior to the completion of our initial public offering (the “IPO”), the Company affected a recapitalization comprised of the following steps (the “Recapitalization”): i. The automatic conversion of all of our issued and outstanding Preferred A, B, C, C-2, D, E and F shares into common shares on a one-for-one basis (the “Preferred Conversion”); ii. A two-for-one share split of our common shares (the “Share Split”); iii. The reclassification of all of our issued and outstanding common shares, after giving effect to the Preferred Conversion and the Share Split, into an equal number of common A shares (“Class A Common Shares” and the “Class A Reclassification”, respectively); and iv. The distribution of 36,483,122 of our common B shares (“Class B Common Shares”) to all holders of our Class A common shares as of the Class A Reclassification on a one-for-one basis.
[3]	Class A Common Shares and Class B Common Shares: The rights of the holders of Class A Common Shares and Class B Common Shares are identical, except with respect to voting, conversion, and transferability, as detailed below. Voting Rights Holders of Class A Common Shares and Class B Common Shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors, unless otherwise required by law. i. Class A Common Shares: Entitled to one (1) vote per share. ii. Class B Common Shares: Entitled to ten (10) votes per share. iii. Cumulative Voting: The Company’s Memorandum and Articles of Association do not provide for cumulative voting. Conversion Rights Class A Common Shares are not convertible. Class B Common Shares are convertible into Class A Common Shares on a one-for-one basis as follows: i. Optional Conversion: Convertible at any time at the option of the holder. ii. Automatic Conversion on Transfer: Automatically converted upon any transfer, whether or not for value, unless the transfer is to a permitted transferee (e.g., family members, trusts, or affiliates under common control). iii. Automatic Conversion on Death/Incapacity: Automatically converted upon the death or incapacity of a natural person holder. iv. Mandatory Conversion: All Class B Common Shares will automatically convert into Class A Common Shares upon the earliest of: a. The date specified by a written consent or affirmative vote of holders of at least two thirds of the outstanding Class B Common Shares; b. The time at which the total number of issued and outstanding Class B Common Shares represents less than 15% of the total number of Class B Common Shares issued as of the date of the offering (calculated on a fully diluted basis); or c. The tenth (10th) anniversary of the closing of the offering. Once converted into Class A Common Shares, Class B Common Shares may not be reissued. Dividends and Distributions Class A Common Shares and Class B Common Shares shall be treated equally and ratably, on a per share basis with respect to any dividend or distribution paid or distributed by the Company. Liquidation Rights In the event of liquidation, dissolution, or winding-up, holders of Class A Common Shares and Class B Common Shares are entitled to share equally and ratably in all assets remaining after payment of liabilities and any liquidation preferences applicable to outstanding preferred shares.
[4]	SBT shares The numbers above exclude 120,606 Class A Common Shares and 2,630,552 Class B Common Shares that have not yet been issued and will not be issued to SBT Venture Fund I (“SBT”) as long as SBT is subject to the sanctions restrictions, including Preferred F shares converted into an equal number of Class A Common Shares pursuant to the Recapitalization which were authorized but not issued to SBT, and which would have been entitled to distribution of Class B Common Shares upon the Class B Distribution.
[5]	Preferred shares Each series of our preferred shares shall have such designations, powers, preferences, rights, qualifications, limitations and restrictions as specified by our board of directors pursuant to resolutions approving the issuance of such series of preferred shares